Right of use assets and Lease liabilities (Details Narrative) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2004 CLP ($)	Dec. 31, 2024	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020 CLP ($)	Feb. 28, 2018 CLF	Jun. 28, 2007 CLP ($)
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			6.60%	3.50%	3.95%
Notional Amount					$ 3,000,000
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		6.80%
Compania De Seguros De Vida Consorcio Nacional De Seguros Sa [Member]
IfrsStatementLineItems [Line Items]
Other liabilities							$ 10,403,632
Compania De Seguros De Vida Consorcio Nacional De Seguros Sa [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate						2.59%
Gain loss on building portion not leased	$ 3,108,950
Deferred liability on building portion not leased	$ 2,276,677
Notional Amount | CLF						CLF 608,375
Compania De Seguros De Vida Consorcio Nacional De Seguros Sa [Member] | Lease liabilities [member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							7.07%